Prepayments and Other Assets - Summary of Other Assets (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Prepayments And Other Assets [Line Items]
Loans to employees to meet personal needs for period	1 year
Allowance for doubtful accounts	¥ 335,374	¥ 335,841
Third Party Media Companies And Freelancers
Prepayments And Other Assets [Line Items]
Allowance for doubtful accounts	¥ 0	¥ 0
Minimum
Prepayments And Other Assets [Line Items]
Use of content period of use	6 months
Maximum
Prepayments And Other Assets [Line Items]
Use of content period of use	12 months